Taxes - Income tax - Deferred tax assets and liabilities by type - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 3,791	€ 3,922	€ 3,714
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	2,100
Deferred tax assets recognized	400
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 800